Derivative financial instruments - Narrative (Details) - hedge	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Bottom of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Hedging effectiveness	80.00%
Top of range
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Hedging effectiveness	125.00%
Fair value hedges | Interest rate risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Number of hedges	1,796	1,782
Average rate of hedging instrument	1.97%	1.88%
Fair value hedges | Inflation risk | Fixed interest rate
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Number of hedges	94	96
Average rate of hedging instrument	0.54%	0.51%
Cash flow hedges | Foreign exchange risk
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Number of hedges	58	36
Average rate of hedging instrument	148.00%	137.85%